Consolidated Statements of Equity (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Consolidated Statements of Equity [Abstract]
Unrecognized pension and postretirement cost adjustment, tax	$ 136	$ 435
Unrealized gain on investments, tax	505	31
Unrealized loss on interest rate swaps, tax	$ 377	$ 204